COMPREHENSIVE INCOME	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
COMPREHENSIVE INCOME

NOTE 11. COMPREHENSIVE INCOME

The Company’s other comprehensive income (“OCI”) comprises foreign currency translation adjustments from subsidiaries that do not use the U.S. dollar as their functional currency.

The following tables show the changes in accumulated other comprehensive income (loss) (“AOCI”) by component for the six months ended June 30, 2025, and the six months ended June 30, 2026, respectively:

Accumulated Comprehensive Income:	Cumulative Foreign Currency Translation
Balance as of December 31, 2024	$(72,781)
Other comprehensive income (loss), attributed to ADS	10,996
Other comprehensive income (loss), attributed to AML	352,881
Other comprehensive income (loss), attributed to APL	(12,971)
Other comprehensive income (loss), attributed to ATECH	(13,471)
Total other comprehensive income (loss)	337,435
Balance as of June 30, 2025	$264,654

Accumulated Comprehensive Income:	Cumulative Foreign Currency Translation
Balance as of December 31, 2025	$296,257
Other comprehensive income (loss), attributed to ADS	(22,363)
Other comprehensive income (loss), attributed to AML	(245,462)
Other comprehensive income (loss), attributed to APL	42,723
Other comprehensive income (loss), attributed to ATECH	7,166
Other comprehensive income (loss), attributed to AIL	-
Total other comprehensive income (loss)	(217,936)
Balance as of June 30, 2026	$78,321

No amounts were reclassified out of accumulated other comprehensive income (loss) to net income during the three and six months ended June 30, 2026 or June 30, 2025. Total AOCI rolled forward above was $78,321 at June 30, 2026, which is presented in its entirety as accumulated other comprehensive income (loss) attributable to FDCTech, Inc. on the consolidated balance sheet. The December 31, 2025 balance of $296,257 is presented as accumulated other comprehensive income (loss) on the consolidated balance sheet. Because the undistributed earnings of the Company’s foreign subsidiaries are considered indefinitely reinvested, no deferred tax effect has been recorded on the OCI components presented (ASC 740-30-25-17).

NOTE 14. COMPREHENSIVE INCOME

The Company’s other comprehensive income (loss) (“OCI”) consists of foreign currency translation adjustments arising from those subsidiaries that do not use the U.S. dollar as their functional currency — AD Advisory Services Pty Ltd. (ADS, Australian dollar), Alchemy Markets Ltd. (AML, euro), Alchemy Prime Limited (APL, pound sterling), Alchemytech Ltd. (ATECH, euro), and, from the fourth quarter of 2025, Alchemy International Ltd. (AIL). These adjustments are recorded, net of tax, in accumulated other comprehensive income (loss) (“AOCI”) within stockholders’ equity and noncontrolling interests, and are reclassified to the statement of operations only upon the disposal or liquidation of the related subsidiary. Because the undistributed earnings of the Company’s foreign subsidiaries are considered indefinitely reinvested, no deferred tax effect has been recorded on the OCI components presented (ASC 740-30-25-17).

Changes in AOCI by component. AOCI, all of which relates to cumulative foreign currency translation, was a balance of $225,228 at December 31, 2023. During the fiscal year ended December 31, 2024 (restated), the Company recognized total other comprehensive loss of $(298,009), comprising translation adjustments attributable to ADS, AML, APL, and ATECH, reducing the AOCI balance to $(72,781) at December 31, 2024. During the fiscal year ended December 31, 2025 (restated), the Company recognized total other comprehensive income of $369,038, comprising translation adjustments attributable to ADS, AML, APL, and ATECH, increasing the AOCI balance to $296,257 at December 31, 2025.

Comprehensive income attributable to noncontrolling interest. Noncontrolling interest (“NCI”) represents the 49% minority interest in ADS and, from October 29, 2025, a 0.1% interest in AIL. NCI was $38,939 at the beginning of fiscal 2024. During fiscal 2024, the Company attributed net income (loss) of $10,958 and foreign currency translation of $(33,077) to NCI, resulting in NCI of $16,820 at December 31, 2024. During fiscal 2025, the Company attributed net income (loss) of $31,389 and foreign currency translation of $(14,886) to NCI, resulting in an NCI balance of $33,323 at December 31, 2025.

The following table shows the changes in AOCI by component for the fiscal years ended December 31, 2025, and 2024:

Accumulated Comprehensive Income:	Cumulative Foreign Currency Translation
Balance as of December 31, 2023	$225,228
Other comprehensive income (loss), attributed to ADS	22,450
Other comprehensive income (loss), attributed to AML	(335,483)
Other comprehensive income (loss), attributed to APL	6,264
Other comprehensive income (loss), attributed to ATECH	8,760
Total other comprehensive income (loss), as restated, December 31, 2024 (Restated)	(298,009)
Balance as of December 31, 2024 (Restated)	$(72,781)
Other comprehensive income (loss), attributed to ADS	$17,190
Other comprehensive income (loss), attributed to AML	$373,172
Other comprehensive income (loss), attributed to APL	$(22,297)
Other comprehensive income (loss), attributed to ATECH	$973
Total other comprehensive income (loss), December 31, 2025 (Restated)	$369,038
Balance as of December 31, 2025 (Restated)	$296,257

No amounts were reclassified out of AOCI to net income during the fiscal years ended December 31, 2025, or December 31, 2024. The AOCI balances rolled forward above tie to accumulated other comprehensive income (loss) presented on the consolidated balance sheet of $(72,781) at December 31, 2024, and $296,257 at December 31, 2025.